Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes:
Federal			$ 8,606
State			580
Total deferred income taxes	$ 2,013,000		9,186	$ 0
Total income tax expense	$ 2,013,000	$ 0	9,186
Current provision for income taxes			$ 0	$ 0